SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of the Movement in the Liability from the Risk Reserve Fund Guarantee

As of January 1, 2015	—
Provision at the inception of new loans (Note)	105,340
Payment	(20,986)

As of December 31, 2015	84,354

Note:	Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

Heng Cheng [Member]
Variable Interest Entity [Line Items]
Schedule of Amounts and Balances included in the Accompanying Consolidated Financial Statements
	As of December 31,
	2014	2015
Assets
Cash and cash equivalents	222	22,316
Restricted cash	—	69,979
Accounts receivable	25,971	12,814
Prepaid expenses and other assets	32,592	36,162
Amounts due from related parties	5,489	13,416
Short-term investments	—	4,632
Property, equipment and software, net	551	678
Deferred tax assets	—	27,153
Total assets	64,825	187,150

Liabilities
Accounts payable	—	695
Amounts due to related parties	—	529
Liabilities from risk reserve fund guarantee	—	84,354
Deferred revenue	—	18,139
Accrued expenses and other liabilities	28,813	37,741
Total liabilities	28,813	141,458

	For the years ended December 31,
	2013	2014	2015
Net revenue	3,131	31,893	209,585
Net (loss)/income	(8,342)	(4,497)	74,121

	For the years ended December 31,
	2013	2014	2015
Net cash (used in)/provided by operating activities	(11,274)	(36,846)	57,183
Net cash used in investing activities	(123)	(580)	(5,648)

Consolidated Trust [Member]
Variable Interest Entity [Line Items]
Schedule of Amounts and Balances included in the Accompanying Consolidated Financial Statements

As of December 31,
2015
Assets
Restricted cash	4,745
Prepaid expenses and other assets	213
Loans at fair value	34,164
Total assets	39,122

Liabilities
Payable to the Fund at fair value	39,049
Accrued expenses and other liabilities	110
Total liabilities	39,159

For the year ended December 31,
2015
Net revenue	—
Net loss	1,804

For the year ended December 31
2015
Net cash used in operating activities	(2,030)
Net cash used in investing activities	(37,724)
Net cash provided by financing activities	39,792